Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events
SUBSEQUENT EVENTS

13 – SUBSEQUENT EVENTS

On July 15, 2012, the holders of the five convertible notes issued by the Company in May 2012 exercised their rights under the agreement and converted the debt into common stock at a conversion rate of $.10 per share.

12 – SUBSEQUENT EVENTS

On February 2, 2012, the Company entered into three Convertible Promissory notes totaling $313,902.  These loans mature on August 1, 2012 and automatically convert into shares of the Company’s stock if the Company affected a qualified financing. In February 2012, in connection with the Merger, these shares were converted.

On February 10, 2012, the Company entered into a Merger agreement with Anvex International, Inc. (a public company) which was treated for accounting purposes as a reverse Merger with the Company considered the accounting acquirer.  Each share of the Company’s common stock was exchanged for the right to receive approximately 1,271 shares of Anvex’s common stock. Before their entry into the Merger Agreement, no material relationship existed between Anvex or Acquisition Sub and HRAA.

Pursuant to the terms and conditions of the Merger Agreement, and upon the consummation of the Merger:

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Each share of HRAA’s common stock issued and outstanding immediately prior to the closing of the Merger was converted into the right to receive approximately 1,271 shares of Anvex’s common stock. An aggregate of 1,271,111shares of Anvex’s common stock were issued to the holders of HRAA’s common stock. Immediately prior to the Merger, HRAA had no outstanding securities other than shares of its common stock.

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Prior to the closing of the Merger and the closing on at least the Minimum Offering Amount (as defined below), Anvex transferred all of its operating assets and liabilities to Anvex Split Corp., a Nevada corporation and its wholly-owned subsidiary (the “Split-Off Subsidiary”). Contemporaneously with the closing of the Merger, Anvex split-off the Split-Off Subsidiary through the sale of all of the outstanding capital stock of the Split-Off Subsidiary (the “Split-Off”) to its former sole officer and director (the “Split-Off Shareholder”). In connection with the Split-Off, an aggregate of 3,500,000 shares of Anvex’s common stock held by the Split-Off Shareholder were surrendered and cancelled without further consideration.

The purposes of the transactions were to complete a reverse merger, obtain new financing and complete a recapitalization of the company with the result being that HRAA became a wholly-owned subsidiary of Anvex. Anvex’s business operations will now focus on the business of HRAA and it’s management will be the management of HRAA.

Private Placement Offering

Concurrently with the closing of the Merger and in contemplation of the Merger, HRAA sold 206,183 shares of the Company’s common stock, $0.001 par value (the “Shares”) for gross proceeds of $663,907 at a purchase price of $3.22 per share (the “Purchase Price”) in a private placement offering (the “Offering”). The Offering was being offered with a minimum amount of $470,000 (the “Minimum Offering Amount”) and up to a maximum of $1,500,000 (the “Maximum Offering Amount”).The Offering will continue until the earlier of (i) the termination of the Offering by the Company; (ii) the sale of the Maximum Offering Amount; and (iii) forty-five (45) days following the closing of the Minimum Offering Amount, which may be extended by the Company, in its sole discretion, for an additional thirty (30) days. Within sixty (60) days after the Maximum Offering Amount has been sold, we have agreed to file a registration statement on Form S-1 (or any other applicable form exclusively for the Offering) (the “Registration Statement”) registering for resale under the Securities Act all of the Shares sold in the Offering. If the Maximum Offering Amount is not sold, we are under no obligation to file the Registration Statement.

In addition, as part of the Offering, (i) holders of certain convertible notes of HRAA in an aggregate principal amount of $313,907.25 (the “HRAA Convertible Notes”), which principal amount were included in computing the Minimum Offering Amount, automatically converted into an aggregate of 97,487 shares of our common stock at a conversion price of $3.22 per share which is equal to the Purchase Price, and (ii) holders of certain senior secured bridge loan promissory notes of HRAA in the aggregate principal amount of $250,000 (the “HRAA Notes”) automatically converted into an aggregate of 103,523 shares of our common stock at a conversion price of $2.415 per share which is equal to a discount of 25% to the Purchase Price (collectively, the “Debt Conversions”).

As a result of the Offering, after payment of offering expenses including related legal and accounting expenses the Company received net proceeds of $406,407.